LITMAN GREGORY MASTERS
INTERNATIONAL FUND

Summary Prospectus

April 30, 2014,
Institutional Class Ticker Symbol: MSILX	As supplemented June 17, 2014,
Investor Class Ticker Symbol: MNILX	August 21, 2014 and October 1, 2014

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information and other information about the Fund online at http://mastersfunds.com/documents-forms. You may also obtain this information at no cost by calling 1-800-960-0188. The Fund’s Prospectus and Statement of Additional Information, April 30, 2014, as supplemented, are incorporated by reference into this Summary Prospectus.

Investment Objective

The Litman Gregory Masters International Fund (the “International Fund”) seeks long-term growth of capital; that is, the increase in the value of your investment over the long term.

Fees and Expenses of the International Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the International Fund.

Shareholder Fees (fees paid directly from your investment)

	Institutional	Investor
	Class	Class
Redemption Fee (as a percentage of amount redeemed within 180 days of purchase)	None	None

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional	Investor
	Class	Class
Management Fees	1.07%	1.07%
Distribution (12b-1) Fees	None	0.25%
Other Expenses	0.23%	0.23%
Total Annual Fund Operating Expenses	1.30%	1.55%
Fee Waiver and/or Expense Reimbursement(2)	-0.23%	-0.23%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1) (2)	1.07%	1.32%
(1)	Litman Gregory Fund Advisors, LLC (“Litman Gregory”), the advisor to the International Fund, has contractually agreed, through April 30, 2015, to waive a portion of its advisory fees so that after paying all of the sub-advisory fees, the net advisory fee as a percentage of the International Fund’s daily net assets retained by Litman Gregory is 0.40% on the first $1 billion of the International Fund’s assets and 0.30% on assets over $1 billion. This agreement may be terminated at any time by the Board of Trustees of the Litman Gregory Funds Trust (the “Trust”) upon sixty (60) days’ written notice to Litman Gregory, and Litman Gregory may decline to renew this agreement by written notice to the Trust at least thirty (30) days before the agreement’s annual expiration date. Litman Gregory has waived its right to receive reimbursement of the portion of its advisory fees waived pursuant to this agreement.

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(2)	The Fee Waiver and/or Expense Reimbursement has been restated to reflect current amounts based upon current asset levels and the contractual waiver effective May 2013. This does not correlate to the Ratio of Total Expenses to Average Net Assets provided in the Financial Highlights section of this Prospectus.

Example

This example is intended to help you compare the cost of investing in the International Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the International Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the International Fund’s operating expenses remain the same (taking into account the contractual expense waiver only in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional Class	$109	$389	$691	$1,548
Investor Class	$134	$467	$823	$1,826

Portfolio Turnover

The International Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the International Fund are held in a taxable account as compared to shares in investment companies that hold investments for a longer period. These costs, which are not reflected in annual fund operating expenses or in the example, affect the International Fund’s performance. During the most recent fiscal year, the International Fund’s portfolio turnover rate was 112.35% of the average value of its portfolio.

Principal Strategies

Litman Gregory Fund Advisors, LLC (“Litman Gregory”), the advisor to the International Fund, believes that it is possible to identify international investment managers who, over a market cycle, will deliver superior returns relative to their peers. Litman Gregory also believes it can identify skilled stock pickers who, within their more diversified portfolios, have higher confidence in the return potential of some stocks than others. Litman Gregory believes a portfolio comprised only of these managers’ “higher confidence” stocks should outperform their more diversified portfolios over a market cycle.

Based on these beliefs, the International Fund’s strategy is to engage a number of proven managers as sub-advisors (each a “manager” or “sub-advisor”), with each manager investing in the securities of companies that it believes have strong appreciation potential. Under normal conditions, each sub-advisor manages a portion of the International Fund’s assets by independently managing a portfolio typically composed of between 8 and 15 stocks. There is no minimum or maximum allocation of the Fund’s portfolio assets to each sub-advisor. Under normal market conditions, the International Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities of companies organized or located outside of the United States, including large-, mid-, and small-cap companies and companies located in emerging markets. The International Fund ordinarily invests in the securities markets of at least five countries outside of the United States. Each sub-advisor uses its own discretion to invest in any sized company it deems appropriate. The managers have limited flexibility to invest in the securities of U.S. companies. By executing this strategy, the International Fund seeks to:

•	combine the efforts of several experienced, high quality international managers;

•	access the favorite stock-picking ideas of each manager at any point in time;

•	deliver a portfolio that is prudently diversified in terms of stocks (typically 60 to 105) and industries while still allowing each manager to run portfolio segments focused on only his favorite stocks; and

•	further diversify across different sized companies, countries, and stock-picking styles by including managers with a variety of stock-picking disciplines.

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Generally, a security may be sold: (1) if the manager believes the security’s market price exceeds the manager’s estimate of intrinsic value; (2) if the manager’s view of the business fundamentals or management of the underlying company changes; (3) if a more attractive investment opportunity is found; (4) if general market conditions trigger a change in the manager’s assessment criteria; or (5) for other portfolio management reasons. The International Fund’s managers may trade its portfolio frequently.

Principal Risks

Investment in stocks exposes shareholders of the International Fund to the risk of losing money if the value of the stocks held by the International Fund declines during the period an investor owns shares in the International Fund. The following risks could affect the value of your investment:

•	Market Risk. As with all mutual funds that invest in common stocks, the value of an individual’s investment will fluctuate daily in response to the performance of the individual stocks held in the International Fund. The stock market has been subject to significant volatility recently, which has increased the risks associated with an investment in the International Fund.

•	Foreign Company and Emerging Markets Risk. The International Fund will normally be invested in securities of companies based outside of the United States. Foreign securities involve additional risks, including those related to currency-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. These risks are greater in emerging markets.

•	Emerging Markets Risk. The International Fund may invest a portion of its assets in emerging market countries. Emerging market countries are those with immature economic and political structures, and investing in emerging markets entails greater risk than in developed markets. Such risks could include those related to government dependence on a few industries or resources, government-imposed taxes on foreign investment or limits on the removal of capital from a country, unstable government, and volatile markets.

•	Smaller Companies Risk. The International Fund may invest a portion of its assets in the securities of small- and mid-sized companies. Securities of small- and mid-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

•	Portfolio Turnover Risk. High portfolio turnover involves correspondingly greater expenses to the International Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to the International Fund’s shareholders as compared to shareholders of investment companies that hold investments for a longer period.

•	Multi-Style Management Risk. Because portions of the International Fund’s assets are managed by different portfolio managers using different styles, the International Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a Fund using a single investment management style.

Performance

The following performance information provides some indication of the risks of investing in the International Fund. The bar chart shows changes in the performance of the International Fund’s Institutional Class shares from year to year. The table below shows how the International Fund’s average annual total returns of the Institutional Class and Investor Class for the 1-, 5- and 10-year periods compare to those of a broad-based market index and a secondary index. Past performance, before and after taxes, does not necessarily indicate how the International Fund will perform in the future. Updated performance information is available on the International Fund’s website at www.mastersfunds.com.

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During the periods shown above, the highest and lowest quarterly returns earned by the International Fund were:

Highest:	26.71%	Quarter ended June 30, 2009
Lowest:	-24.94%	Quarter ended December 31, 2008

Average Annual Total Returns (for the periods ended December 31, 2013)

Litman Gregory Masters International Fund	One Year	Five Years	Ten Years
Institutional Class
Return Before Taxes	21.47%	14.40%	8.47%
Return After Taxes on Distributions	20.94%	14.35%	7.26%
Return After Taxes on Distributions and Sale of Fund Shares	12.15%	11.68%	6.92%
Investor Class
Return Before Taxes	21.12%	14.11%	8.20%
Russell Global Ex U.S. Large Cap Index (net)
(reflects no deduction for fees, expenses or taxes)	16.70%	14.03%	8.30%
S&P Global (ex U.S.) LargeMidCap Index (net)
(reflects no deduction for fees, expenses or taxes)	15.83%	13.42%	8.15%
Morningstar Foreign Large Blend Category (net)	19.32%	11.90%	6.41%
Lipper International Large-Cap Core Funds Index (net)
(reflects no deduction for fees, expenses or taxes)	20.66%	11.74%	6.36%

The Russell Global Ex U.S. Large Cap Index is replacing the S&P Global (ex U.S.) LargeMidCap Index as the primary benchmark for the International Fund. The Morningstar Foreign Large Blend Category is replacing the Lipper International Large-Cap Core Funds Index as the secondary benchmark for the International Fund.

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The International Fund’s Investor Class commenced operations on April 30, 2009. Performance shown prior to the inception of the Investor Class reflects the performance of the Institutional Class, adjusted to reflect expenses applicable to Investor Class shares.

The International Fund’s after-tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own shares of the International Fund in a tax-deferred account, such as a 401(k) plan or an individual retirement account, after-tax returns shown are not relevant to your investment. After-tax returns are shown for only the International Fund’s Institutional Class, and after-tax returns for the International Fund’s Investor Class will vary.

Management

		MANAGED
		THE INTERNATIONAL
INVESTMENT ADVISOR	PORTFOLIO MANAGER	FUND SINCE:
Litman Gregory Fund Advisors, LLC	Jeremy DeGroot, CFA,
	President of the Trust, Principal,
	Chief Investment Officer and
	Co-Portfolio Manager	2005

	Rajat Jain, CFA,
	Senior Research Analyst and
	Co-Portfolio Manager	2014

		MANAGED
		THE INTERNATIONAL
SUB-ADVISOR	PORTFOLIO MANAGER	FUND SINCE:
Thornburg Investment Management, Inc.	William V. Fries, CFA, Portfolio Manager	2003
	W. Vinson Walden, CFA, Portfolio Manager	2008

Harris Associates L.P.	David Herro, CFA,
	Vice President, Portfolio Manager and
	Chief Investment Officer, International Equity	1997

Northern Cross, LLC	Howard Appleby, CFA,
	Portfolio Manager	2007
	Jean-Francois Ducrest,
	Portfolio Manager	2007
	Jim LaTorre, CFA,
	Portfolio Manager	2007

Lazard Asset Management LLC	Mark Little, Portfolio Manager/Analyst	2013

Wellington Management Company, LLP	Jean-Marc Berteaux, Portfolio Manager	2013

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Purchase and Sale of Fund Shares

You may purchase, redeem or exchange Fund shares on any business day by written request via mail (Litman Gregory Funds Trust, c/o Boston Financial Data Services, P.O. Box 219922, Kansas City, MO 64121-9922), by wire transfer, by telephone at 1-800-960-0188, or through a financial intermediary. The minimum initial and subsequent investment amounts for the Fund are shown below.

	Minimum Initial	Minimum Additional	Minimum
Type of Account	Investment(1)	Investment	Account Balance
Regular
- Institutional Class	$100,000	$250	$2,500
- Investor Class	$1,000	$100	$250

Retirement Account
- Institutional Class	$5,000	$100	$250
- Investor Class	$500	$100	$250

Automatic Investment Account
- Institutional Class	$2,500	$250	$2,500
- Investor Class	$2,500	$250	$2,500

(1)	The minimum investment amounts may be waived or lowered for investments effected through banks and other institutions that have entered into arrangements with the International Fund or the distributor of the International Fund and for investments effected on a group basis by certain other entities and their employees, such as investments pursuant to a payroll deduction plan and asset-based or wrap programs. Please consult your financial intermediary for information about minimum investment requirements. The International Fund reserves the right to change or waive the minimum initial and subsequent investment requirements at any time.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or Litman Gregory may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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